EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	88,475,665		93,605,749		85,170,886
Earnings (loss) per share - basic | $ / shares	$ 0.25		$ (1.81)		$ (0.18)
Numerator:
Net income (loss) attributable to ordinary shareholders | $	$ 21,704		$ (169,635)		$ (15,133)
Denominator:
Denominator used for diluted earnings (loss) per share	91,585,677		93,605,749		85,170,886
Earnings (loss) per share -diluted | $ / shares	$ 0.24		$ (1.81)		$ (0.18)
Common Class B [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic | $	$ 5,971		$ (44,104)		$ (4,313)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	24,336,650		24,336,650		24,336,650
Denominator used for basic earnings (loss) per share	24,336,650		24,336,650		24,336,650
Earnings (loss) per share - basic | $ / shares	$ 0.25		$ (1.81)		$ (0.18)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share | $	$ 5,971		$ (44,104)		$ (4,313)
Effect of convertible senior notes | $	0		0		0
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion | $	5,971		(44,104)		(4,313)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares | $	0		0		0
Net income (loss) attributable to ordinary shareholders | $	$ 5,971		$ (44,104)		$ (4,313)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | $ / shares		$ 24,336,650		$ 24,336,650		$ 24,336,650
Conversion of Class B to Class A ordinary shares	0		0		0
Employee stock options	0	0	0	0	0	0
Convertible senior notes	0		0		0
Denominator used for diluted earnings (loss) per share	24,336,650		24,336,650		24,336,650
Earnings (loss) per share -diluted | $ / shares	$ 0.24		$ (1.81)		$ (0.18)
Common Class A [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic | $	$ 15,736		$ (125,531)		$ (10,783)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	64,139,015		69,269,099		60,834,236
Denominator used for basic earnings (loss) per share	64,139,015		69,269,099		60,834,236
Earnings (loss) per share - basic | $ / shares	$ 0.25		$ (1.81)		$ (0.18)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share | $	$ 15,736		$ (125,531)		$ (10,783)
Effect of convertible senior notes | $	0		0		0
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion | $	15,736		(125,531)		(10,783)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares | $	5,971		(44,104)		(4,313)
Net income (loss) attributable to ordinary shareholders | $	$ 21,707		$ (169,635)		$ (15,096)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | $ / shares		$ 64,139,015		$ 69,269,099		$ 60,834,236
Conversion of Class B to Class A ordinary shares	24,336,650		24,336,650		24,336,650
Employee stock options	3,110,012	3,110,012	0	0	0	0
Convertible senior notes	0		0		0
Denominator used for diluted earnings (loss) per share	91,585,677		93,605,749		85,170,886
Earnings (loss) per share -diluted | $ / shares	$ 0.24		$ (1.81)		$ (0.18)